Acquisitions - Preliminary Purchase Price Allocation for Businesses Acquired (Details) $ in Thousands, € in Millions											12 Months Ended
	Jan. 05, 2023 USD ($)	Apr. 21, 2022 USD ($)	Feb. 09, 2022 USD ($)	Jul. 08, 2021 USD ($)	May 07, 2021 USD ($)	May 07, 2021 EUR (€)	Feb. 26, 2021 USD ($)	Nov. 06, 2020 USD ($)	Jun. 10, 2020 USD ($)	Feb. 21, 2020 USD ($)	Jan. 31, 2023 USD ($)	Jan. 31, 2022 USD ($)	Jan. 31, 2021 USD ($)
Acquisition
Cash, less cash acquired											$ 115,561	$ 90,278	$ 48,403
Consideration payable													100
Contingent consideration											26,043	3,339	4,239
Net working capital adjustments payable (receivable)											958	(345)	(65)
Purchase price consideration											142,562	93,272	52,677
Allocated to:
Current assets, excluding cash acquired											4,456	3,710	2,807
Property and equipment												167
Right-of-use assets												497	151
Other long-term assets												242
Current liabilities											(2,530)	(2,539)	(2,543)
Deferred revenue											(2,664)	(2,144)	(1,054)
Lease obligations												(497)	(151)
Deferred income tax liability												(5,937)	(5,627)
Long-term income taxes payable												(365)
Debt												(1,062)	(728)
Net tangible assets (liabilities) assumed											(738)	(7,928)	(7,145)
Goodwill											78,616	49,691	28,970
Customer agreements and relationships
Allocated to:
Finite-lived intangible assets acquired											22,150	14,514	8,336
Existing technology
Allocated to:
Finite-lived intangible assets acquired											40,440	35,186	21,753
Trade names
Allocated to:
Finite-lived intangible assets acquired											194	322	107
Non-compete covenants
Allocated to:
Finite-lived intangible assets acquired											1,900	1,487	656
Net CHB, LLC
Acquisition
Cash, less cash acquired			$ 38,700								38,664
Contingent consideration											13,948
Net working capital adjustments payable (receivable)											51
Purchase price consideration											52,663
Allocated to:
Current assets, excluding cash acquired											469
Current liabilities											(367)
Net tangible assets (liabilities) assumed											102
Goodwill											26,797
Net CHB, LLC | Customer agreements and relationships
Allocated to:
Finite-lived intangible assets acquired											10,900
Net CHB, LLC | Existing technology
Allocated to:
Finite-lived intangible assets acquired											14,100
Net CHB, LLC | Trade names
Allocated to:
Finite-lived intangible assets acquired											64
Net CHB, LLC | Non-compete covenants
Allocated to:
Finite-lived intangible assets acquired											700
Foxtrot
Acquisition
Cash, less cash acquired		$ 4,200									4,228
Net working capital adjustments payable (receivable)											66
Purchase price consideration											4,294
Allocated to:
Current assets, excluding cash acquired											835
Current liabilities											(22)
Deferred revenue											(336)
Net tangible assets (liabilities) assumed											477
Goodwill											1,527
Foxtrot | Customer agreements and relationships
Allocated to:
Finite-lived intangible assets acquired											650
Foxtrot | Existing technology
Allocated to:
Finite-lived intangible assets acquired											1,640
XPS
Acquisition
Cash, less cash acquired											61,096
Contingent consideration											9,425
Net working capital adjustments payable (receivable)											978
Purchase price consideration											71,499
Allocated to:
Current assets, excluding cash acquired											2,449
Current liabilities											(1,483)
Deferred revenue											(2,196)
Net tangible assets (liabilities) assumed											(1,230)
Goodwill											43,529
XPS | Customer agreements and relationships
Allocated to:
Finite-lived intangible assets acquired											8,100
XPS | Existing technology
Allocated to:
Finite-lived intangible assets acquired											20,000
XPS | Trade names
Allocated to:
Finite-lived intangible assets acquired											100
XPS | Non-compete covenants
Allocated to:
Finite-lived intangible assets acquired											1,000
Supply Vision
Acquisition
Cash, less cash acquired	$ 12,000										11,573
Contingent consideration											2,670
Net working capital adjustments payable (receivable)											(137)
Purchase price consideration											14,106
Allocated to:
Current assets, excluding cash acquired											703
Current liabilities											(658)
Deferred revenue											(132)
Net tangible assets (liabilities) assumed											(87)
Goodwill											6,763
Supply Vision | Customer agreements and relationships
Allocated to:
Finite-lived intangible assets acquired											2,500
Supply Vision | Existing technology
Allocated to:
Finite-lived intangible assets acquired											4,700
Supply Vision | Trade names
Allocated to:
Finite-lived intangible assets acquired											30
Supply Vision | Non-compete covenants
Allocated to:
Finite-lived intangible assets acquired											$ 200
QuestaWeb
Acquisition
Cash, less cash acquired							$ 35,900					35,860
Net working capital adjustments payable (receivable)												17
Purchase price consideration												35,877
Allocated to:
Current assets, excluding cash acquired												714
Property and equipment												78
Right-of-use assets												123
Current liabilities												(170)
Deferred revenue												(736)
Lease obligations												(123)
Net tangible assets (liabilities) assumed												(114)
Goodwill												21,691
QuestaWeb | Customer agreements and relationships
Allocated to:
Finite-lived intangible assets acquired												4,800
QuestaWeb | Existing technology
Allocated to:
Finite-lived intangible assets acquired												8,900
QuestaWeb | Trade names
Allocated to:
Finite-lived intangible assets acquired												100
QuestaWeb | Non-compete covenants
Allocated to:
Finite-lived intangible assets acquired												500
Portrix
Acquisition
Cash, less cash acquired					$ 25,200	€ 20.7						25,188
Net working capital adjustments payable (receivable)												(54)
Purchase price consideration												25,134
Allocated to:
Current assets, excluding cash acquired												810
Right-of-use assets												374
Current liabilities												(871)
Deferred revenue												(499)
Lease obligations												(374)
Deferred income tax liability												(5,185)
Debt												(1,062)
Net tangible assets (liabilities) assumed												(6,807)
Goodwill												15,032
Portrix | Customer agreements and relationships
Allocated to:
Finite-lived intangible assets acquired												4,014
Portrix | Existing technology
Allocated to:
Finite-lived intangible assets acquired												12,286
Portrix | Trade names
Allocated to:
Finite-lived intangible assets acquired												122
Portrix | Non-compete covenants
Allocated to:
Finite-lived intangible assets acquired												487
GreenMile
Acquisition
Cash, less cash acquired				$ 29,200								29,230
Contingent consideration												3,339
Net working capital adjustments payable (receivable)												(308)
Purchase price consideration												32,261
Allocated to:
Current assets, excluding cash acquired												2,186
Property and equipment												89
Other long-term assets												242
Current liabilities												(1,498)
Deferred revenue												(909)
Deferred income tax liability												(752)
Long-term income taxes payable												(365)
Net tangible assets (liabilities) assumed												(1,007)
Goodwill												12,968
GreenMile | Customer agreements and relationships
Allocated to:
Finite-lived intangible assets acquired												5,700
GreenMile | Existing technology
Allocated to:
Finite-lived intangible assets acquired												14,000
GreenMile | Trade names
Allocated to:
Finite-lived intangible assets acquired												100
GreenMile | Non-compete covenants
Allocated to:
Finite-lived intangible assets acquired												$ 500
Peoplevox
Acquisition
Cash, less cash acquired										$ 24,100			24,137
Net working capital adjustments payable (receivable)													(42)
Purchase price consideration													24,095
Allocated to:
Current assets, excluding cash acquired													485
Current liabilities													(776)
Deferred revenue													(748)
Deferred income tax liability													(1,615)
Net tangible assets (liabilities) assumed													(2,654)
Goodwill													15,182
Peoplevox | Customer agreements and relationships
Allocated to:
Finite-lived intangible assets acquired													3,631
Peoplevox | Existing technology
Allocated to:
Finite-lived intangible assets acquired													7,651
Peoplevox | Non-compete covenants
Allocated to:
Finite-lived intangible assets acquired													285
Kontainers
Acquisition
Cash, less cash acquired									$ 5,200				5,237
Consideration payable													100
Contingent consideration													1,414
Net working capital adjustments payable (receivable)													(87)
Purchase price consideration													6,664
Allocated to:
Current assets, excluding cash acquired													469
Current liabilities													(1,074)
Deferred revenue													(102)
Net tangible assets (liabilities) assumed													(707)
Goodwill													3,461
Kontainers | Customer agreements and relationships
Allocated to:
Finite-lived intangible assets acquired													800
Kontainers | Existing technology
Allocated to:
Finite-lived intangible assets acquired													3,000
Kontainers | Trade names
Allocated to:
Finite-lived intangible assets acquired													30
Kontainers | Non-compete covenants
Allocated to:
Finite-lived intangible assets acquired													80
ShipTrack
Acquisition
Cash, less cash acquired								$ 19,000					19,029
Contingent consideration													2,825
Net working capital adjustments payable (receivable)													64
Purchase price consideration													21,918
Allocated to:
Current assets, excluding cash acquired													1,853
Right-of-use assets													151
Current liabilities													(693)
Deferred revenue													(204)
Lease obligations													(151)
Deferred income tax liability													(4,012)
Debt													(728)
Net tangible assets (liabilities) assumed													(3,784)
Goodwill													10,327
ShipTrack | Customer agreements and relationships
Allocated to:
Finite-lived intangible assets acquired													3,905
ShipTrack | Existing technology
Allocated to:
Finite-lived intangible assets acquired													11,102
ShipTrack | Trade names
Allocated to:
Finite-lived intangible assets acquired													77
ShipTrack | Non-compete covenants
Allocated to:
Finite-lived intangible assets acquired													$ 291